Leases - Narrative (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 13,589
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 14,530
Weighted average remaining lease term - operating leases (in years)	3 years 8 months 5 days
Weighted average discount rate - operating leases	2.22%